Trade accounts receivable	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable
6.	Trade accounts receivable

As of December 31, 2019, 2020 and 2021, the trade accounts receivable was comprised of the following:

	December 31, 2019		December 31, 2020		December 31, 2021
Trade accounts receivable	Ps.	1,530,432	Ps.	1,412,958	Ps.	1,876,878
Allowance for expected credit loss		(51,022)		(146,953)		(156,403)
	Ps.	1,479,410	Ps.	1,266,005	Ps.	1,720,475

The accounts receivable includes balances to be reimbursed to the Company by domestic and international airlines for passenger charges fees (TUA) of Ps.979,037, Ps.1,032,800 and Ps.1,192,404 as of December 31, 2019, 2020 and 2021, respectively. Passenger charges are payable for each passenger (other than diplomats, infants, transfer and transit passengers) departing from the airport terminals operated by the Company and are collected by the airlines and subsequently remitted to the Company.

The movements for bad debt expense in the expected credit loss are recognized under cost of services in the consolidated statement of profit or loss and other comprehensive income.

	2019		2020		2021
Beginning balance	Ps.	(48,675)	Ps.	(51,022)	Ps.	(146,953)
Bad debt expense		(22,125)		(160,538)		(53,464)
Reversal of bad debts		19,778		64,607		44,014
Ending balance	Ps.	(51,022)	Ps.	(146,953)	Ps.	(156,403)

The allowance for expected credit loss is comprised of customer balances that are in litigation or bankruptcy procedure and legal proceedings, which at the date of the consolidated financial statements are not yet completed. As of December 31, 2019, 2020 and 2021 these balances amounted to Ps.16,626, Ps.14,136 and Ps.69,128, respectively. The allowance also includes customer balances in arrears in their payments and in a process of regularization; therefore, they have not been sued. As of December 31, 2019, 2020 and 2021 the amount of these balances amounted to Ps.34,396, Ps.132,817 and Ps.87,275, respectively. During 2019, 2020 and 2021, the Company recognized reversals of bad debt of the balances that were in a legal process with an unfavorable outcome for the Company. The amount of these bad debt expense totaled Ps.19,778, Ps.53,011 and Ps.37,908, respectively also decreasing the balance of accounts receivable. The reversal of bad debts had no effect on the operating results of the Company during 2019, 2020 and 2021.  In 2019 no cancellations of allowance were carried out, for 2020 and 2021 cancellations were for Ps.11,595 and Ps.6,106, respectively.

The allowance for expected credit loss of trade accounts receivable and asset by contracts are based on assumptions about the probability and severity of expected loss. The Company uses judgement to make these assumptions, selecting key and input data for the calculation of the said affirmation prospective at the end of each reporting period.

The following are past due balances of accounts receivable, for which there has not been a provision of allowance for doubtful accounts, according to the Company’s policy and their maturity date:

	December 31, 2019		December 31, 2020		December 31, 2021
Accounts receivables past due from 1 to 30 days	Ps.	133,533	Ps.	55,461	Ps.	91,697
Accounts receivables past due 31 to 60 days		91,640		25,223		24,029
Accounts receivables past due 61 to 90 days		30,832		15,736		8,005
Accounts receivables past due more than 90 days		24		4		12,762
	Ps.	256,029	Ps.	96,424	Ps.	136,493

The following is the percentage of the main clients of the Company with relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that correspond to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2019		December 31, 2020		December 31, 2021
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	17.8%	3.8%	32.5%	4.2%	23.8%	2.0%
Aeroenlaces Nacionales, S.A. de C.V.	8.7%	1.4%	19.2%	1.7%	15.6%	1.3%
American Airlines	4.1%	0.3%	3.4%	0.8%	4.8%	0.6%
Aerovías de México, S.A. de C.V.	5.9%	0.8%	5.1%	0.5%	8.5%	0.5%

The Company has cash, bonds and goods that guarantee certain amounts from TUA as well as accounts receivable from clients as of December 31, 2019, 2020 and 2021. These guarantees could be applied to any unpaid balance in the event of a breach from clients and under certain circumstances.

The Company limits its exposure to credit risk from trade accounts receivable by establishing a maximum payment period 30 and 45 days for airlines and commercial customers, respectively. During the year ended 31 December 2020, the Company temporarily extended the credit terms to up to 180 days for specific customers with liquidity constraints arising as a direct result of the COVID-19 pandemic. All extensions were granted within current revenues limits after careful consideration of the pandemic impact on customer liquidly, each customer that received an extension is closely tracked for credit loss. During 2021, the credit terms were regularized to the credit terms in force during 2019.